LEASES - Future Minimum Lease Payments (Details)	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 4,478,000
2023	2,919,511
2024	1,742,148
2025	1,768,962
2026	1,710,581
thereafter	2,921,321
Total future minimum lease payments	$ 15,540,539